Financial Risk Management - Schedule of Effect of a 10% Variation in the Prices of Investments in Financial Instruments (Detail) - Exchange rate risk [member] $ in Millions	12 Months Ended
Dec. 31, 2017 ARS ($)
Positive variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the prices of investments in financial	10.00%
Profit/ (loss) for the year ended December 31, 2017	$ 3,199
Negative variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the prices of investments in financial	(10.00%)
Profit/ (loss) for the year ended December 31, 2017	$ (3,199)